Segmented information (Details 1) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 102,819	$ 91,409
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	109	12
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 102,710	$ 91,397